CASH FLOW STATEMENTS (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Statement [Line items]
Profit before tax – continuing operations	£ 1,329	£ 4,123	£ 4,280